Commitments and Contingencies - Summary of Loss Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Existing loss contingencies recognized as a liability	$ 267	$ 252
Existing contingencies classified as reasonably possible with no provision recognized	2,630	1,302
Civil [Member]
Loss Contingencies [Line Items]
Existing loss contingencies recognized as a liability	48	56
Existing contingencies classified as reasonably possible with no provision recognized	459	135
Labour [Member]
Loss Contingencies [Line Items]
Existing loss contingencies recognized as a liability	3	14
Existing contingencies classified as reasonably possible with no provision recognized	930	156
Tax [Member]
Loss Contingencies [Line Items]
Existing loss contingencies recognized as a liability	216	182
Existing contingencies classified as reasonably possible with no provision recognized	$ 1,241	$ 1,011